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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Small Company Fund
           Schedule of Investments  01/31/05 (unaudited)

Shares                                                                          Value

           Common Stocks - 98.3 %
           Energy - 3.6 %
           Oil & Gas Drilling - 0.7 %
29,400     Stone Energy Corp. *                                             $  1,258,320
           Oil & Gas Equipment & Services - 0.8 %
44,425     Maverick Tube Corp. *                                            $  1,513,116
           Oil & Gas Exploration & Production - 2.1 %
41,850     Forest Oil Corp. *                                               $  1,409,927
23,300     Houston Exploration Co. *                                           1,263,093
38,575     Spinnaker Exploration Co. *                                         1,264,874
                                                                            $  3,937,894
           Total Energy                                                     $  6,709,330
           Materials - 8.6 %
           Aluminum - 0.7 %
55,800     Century Aluminum Co. * (b)                                       $  1,390,536
           Gold - 0.6 %
177,150    IAMGOLD Corp.                                                    $  1,172,733
           Materials - 1.0 %
10,100     Mega Blocks *                                                    $    143,175
116,150    Mega Blocks, Inc. (144A) *                                          1,646,515
                                                                            $  1,789,690
           Metal & Glass Containers - 0.7 %
25,925     Kennametal, Inc.                                                 $  1,268,770
           Paper Products - 1.3 %
51,100     Flowserve Corp. *                                                $  1,274,945
75,200     Wausau-Mosinee Paper Corp.                                          1,114,464
                                                                            $  2,389,409
           Precious Metals & Minerals - 0.7 %
121,300    Stillwater Mining Co. *                                          $  1,283,354
           Specialty Chemicals - 2.6 %
53,100     Cambrex Corp.                                                    $  1,184,661
46,700     H.B. Fuller Co.                                                     1,245,489
139,500    PolyOne Corp. *                                                     1,206,675
125,200    Wellman, Inc.                                                       1,314,600
                                                                            $  4,951,425
           Steel - 1.0 %
63,100     NS Group, Inc. *                                                 $  1,903,727
           Total Materials                                                  $ 16,149,644
           Capital Goods - 6.6 %
           Aerospace & Defense - 1.2 %
80,300     Hexcel Corp. *                                                   $  1,182,819
105,000    Orbital Sciences Corp. *                                            1,066,800
                                                                            $  2,249,619
           Building Products - 0.8 %
71,500     Lennox International, Inc.                                       $  1,427,140
           Construction, Farm Machinery & Heavy Trucks - 0.7 %
16,700     The Toro Co.                                                     $  1,390,275
           Construction & Engineering - 0.7 %
79,200     Perini Corp. *                                                   $  1,368,576
           Electrical Component & Equipment - 1.2 %
42,500     Acuity Brands, Inc.                                              $  1,167,475
35,600     Thomas & Betts Corp. *                                              1,039,876
                                                                            $  2,207,351
           Industrial Conglomerates - 1.3 %
70,000     Brush Engineered Materials, Inc. *                               $  1,207,500
66,900     Tredegar Corp.                                                      1,133,955
                                                                            $  2,341,455
           Industrial Machinery - 0.7 %
38,300     Albany International Corp.                                       $  1,307,945
           Total Capital Goods                                              $ 12,292,361
           Commercial Services & Supplies - 3.8 %
           Data Processing Services - 0.6 %
106,475    Gartner Group, Inc. *                                            $  1,203,168
           Commercial Printing - 0.5 %
25,100     John H. Harland Co.                                              $    913,640
           Diversified Commercial Services - 1.8 %
33,045     The Brinks Co.                                                   $  1,170,123
29,525     Central Parking Corp.                                                 421,617
43,087     FTI Consulting, Inc. *                                                835,888
57,450     Tetra Tech, Inc.                                                      851,984
                                                                            $  3,279,612
           Employment Services - 0.4 %
145,975    The Princeton Review, Inc. *                                     $    833,517
           Environmental Services - 0.5 %
188,950    Newpark Resources, Inc. *                                        $    982,540
           Total Commercial Services & Supplies                             $  7,212,477
           Transportation - 2.7 %
           Airlines - 1.3 %
40,500     Alaska Air Group, Inc. *                                         $  1,206,495
108,600    ExpressJet Holdings, Inc. *                                         1,197,858
                                                                            $  2,404,353
           Trucking - 1.4 %
37,300     Overnite Corp.                                                   $  1,151,824
67,700     Swift Transportation Co., Inc. *                                    1,509,710
                                                                            $  2,661,534
           Total Transportation                                             $  5,065,887
           Automobiles & Components - 1.2 %
           Auto Parts & Equipment - 0.6 %
76,900     Aftermarket Technology Corp. *                                   $  1,127,354
           Automobile Manufacturers - 0.6 %
33,200     Winnebago Industries, Inc. *                                     $  1,145,068
           Total Automobiles & Components                                   $  2,272,422
           Consumer Durables & Apparel - 2.7 %
           Apparel, Accessories & Luxury Goods - 0.6 %
144,350    Charming Shoppes, Inc. *                                         $  1,198,105
           Footwear - 0.7 %
43,700     Wolverine World Wide, Inc.                                       $  1,373,491
           Housewares & Specialties - 0.7 %
40,100     Yankee Candle Co. *                                              $  1,313,676
           Leisure Products - 0.7 %
55,200     JAKKS Pacific, Inc. *                                            $  1,204,464
           Total Consumer Durables & Apparel                                $  5,089,736
           Hotels, Restaurants & Leisure - 2.6 %
           Leisure Facilities - 0.7 %
57,100     Vail Resorts, Inc. *                                             $  1,368,687
           Restaurants - 1.9 %
83,500     Ruby Tuesday, Inc.                                               $  2,124,240
69,600     The Steak n Shake Co. *                                             1,371,816
                                                                            $  3,496,056
           Total Hotels, Restaurants & Leisure                              $  4,864,743
           Media - 2.8 %
           Advertising - 0.7 %
23,100     R.H. Donnelley Corp. *                                           $  1,367,520
           Broadcasting & Cable Television- 0.7 %
85,800     Gray Television, Inc.                                            $  1,240,668
           Movies & Entertainment - 0.7 %
51,175     Alliance Atlantis Communications, Inc. *                         $  1,348,461
           Publishing - 0.7 %
70,375     Journal Register Co. *                                           $  1,275,899
           Total Media                                                      $  5,232,548
           Retailing - 5.5 %
           Apparel Retail - 2.2 %
44,100     Aeropostale, Inc. *                                              $  1,225,539
106,800    Guess?, Inc. *                                                      1,516,560
92,900     Skechers U.S.A. *                                                   1,360,985
                                                                            $  4,103,084
           Distributors - 1.4 %
46,800     Beacon Roofing Supply, Inc. *                                    $    936,000
50,600     Wesco International, Inc. *                                         1,709,774
                                                                            $  2,645,774
           General Merchandise Stores - 0.5 %
43,500     American Greetings Corp.                                         $  1,050,090
           Internet Retail - 0.7 %
114,000    Netflix, Inc. * (b)                                              $  1,311,000
           Specialty Stores - 0.7 %
106,500    Payless ShoeSource, Inc. *                                       $  1,257,765
           Total Retailing                                                  $ 10,367,713
           Food & Drug Retailing - 1.5 %
           Food Distributors - 0.7 %
28,277     The J.M. Smucker Co.                                             $  1,319,122
           Food Retail - 0.8 %
33,100     Sanderson Farms, Inc.                                            $  1,446,801
           Total Food & Drug Retailing                                      $  2,765,923
           Food, Beverage & Tobacco - 0.8 %
           Agricultural Products - 0.8 %
48,100     Corn Products International, Inc.                                $  1,412,216
           Total Food, Beverage & Tobacco                                   $  1,412,216
           Household & Personal Products - 0.7 %
           Household Products - 0.7 %
55,275     Nu Skin Enterprises, Inc.                                        $  1,292,330
           Total Household & Personal Products                              $  1,292,330
           Health Care Equipment & Services - 9.9 %
           Health Care Distributors - 0.7 %
33,800     United Therapeutics Corp. *                                      $  1,442,246
           Health Care Equipment - 2.2 %
35,450     Haemonetics Corp. *                                              $  1,377,942
36,800     PolyMedica Corp.                                                    1,377,424
56,400     Steris Corp. *                                                      1,337,808
                                                                            $  4,093,174
           Health Care Facilities - 2.1 %
36,575     Lifepoint Hospitals, Inc. *                                      $  1,382,535
29,325     Sunrise Senior Living, Inc. * (b)                                   1,343,965
27,100     Universal Health Services, Inc. (Class B)                           1,166,384
                                                                            $  3,892,884
           Health Care Services - 3.7 %
25,000     Cerner Corp. * (b)                                               $  1,243,750
47,600     Lifeline Systems, Inc. *                                            1,299,004
20,225     Pediatrix Medical Group, Inc. *                                     1,350,828
71,925     Providence Service Corp. *                                          1,460,078
64,650     Parexel International Corp. *                                       1,533,498
                                                                            $  6,887,158
           Health Care Supplies - 0.8 %
109,700    Merit Medical Systems, Inc. *                                    $  1,555,546
           Managed Health Care - 0.4 %
12,850     Coventry Health Care, Inc. *                                     $    703,561
           Total Health Care Equipment & Services                           $ 18,574,569
           Pharmaceuticals & Biotechnology - 4.3 %
           Biotechnology - 2.8 %
76,150     Cubist Pharmaceuticals, Inc. *                                   $    869,633
60,100     Connetics Corp. *                                                   1,467,642
179,500    Indevus Pharmaceuticals, Inc. * (b)                                   906,475
104,100    InterMune, Inc. *                                                   1,187,781
125,600    Regeneron Pharmaceuticals, Inc. *                                     904,320
                                                                            $  5,335,851
           Pharmaceuticals - 1.5 %
58,500     Able Laboratories, Inc. *                                        $  1,306,890
52,200     Bone Care International, Inc. * (b)                                 1,477,260
                                                                            $  2,784,150
           Total Pharmaceuticals & Biotechnology                            $  8,120,001
           Banks - 10.5 %
           Diversified Banks - 1.3 %
63,150     Provident Financial Services, Inc.                               $  1,141,121
43,900     Trustmark Corp.                                                     1,214,713
                                                                            $  2,355,834
           Regional Banks - 7.4 %
53,600     BancorpSouth, Inc.                                               $  1,168,480
47,100     Community Bank System, Inc.                                         1,123,335
33,180     Chemical Financial Corp.                                            1,230,978
36,900     Central Pacific Financial Corp. *                                   1,354,230
18,875     City National Corp.                                                 1,317,286
32,000     First Community Bancorp                                             1,361,920
75,300     First Financial Bancorp                                             1,312,479
41,900     Greater Bay Bancorp                                                 1,142,613
50,900     Irwin Financial Corp.                                               1,246,541
47,850     Oriental Financial Group, Inc.                                      1,349,370
51,700     Susquehanna Bancshares, Inc.                                        1,276,473
                                                                            $ 13,883,705
           Thrifts & Mortgage Finance - 1.8 %
35,200     BankUnited Financial Corp. *                                     $  1,027,136
43,850     Commercial Federal Corp.                                            1,231,308
25,925     Webster Financial Corp.                                             1,162,736
                                                                            $  3,421,180
           Total Banks                                                      $ 19,660,719
           Diversified Financials - 2.4 %
           Consumer Finance - 1.8%
57,925     Advanta Corp. (Class B)                                          $  1,318,373
47,900     Charter Municipal Mortgage Acceptance Co.                           1,124,691
200,500    Rewards Network, Inc. *                                               982,450
                                                                            $  3,425,514
           Investment Banking & Brokerage - 0.6 %
60,046     Apollo Investment Corp.                                          $  1,020,181
           Total Diversified Financials                                     $  4,445,695
           Insurance - 2.6 %
           Life & Health Insurance - 0.7 %
30,100     AmerUs Group Co.                                                 $  1,341,557
           Property & Casualty Insurance - 1.9 %
65,400     Bristol West Holdings, Inc.                                      $  1,278,570
36,500     Infinity Property & Casualty Corp.                                  1,195,375
24,875     Selective Insurance Group, Inc. (b)                                 1,073,854
                                                                            $  3,547,799
           Total Insurance                                                  $  4,889,356
           Real Estate - 7.4 %
           Real Estate Investment Trusts - 7.4 %
121,500    Anworth Mortgage Asset Corp.                                     $  1,210,140
44,800     Brandywine Realty Trust                                             1,240,960
69,702     BioMed Property Trust, Inc.                                         1,390,555
40,700     Capital Trust, Inc.                                                 1,307,284
41,400     Cousins Properties, Inc.                                            1,254,006
39,500     Heritage Property Investment Trust                                  1,162,880
24,500     Impac Mortgage Holdings, Inc.                                         559,580
142,800    MFA Mortgage Investments, Inc.                                      1,193,808
40,500     Newcastle Investment Corp.                                          1,224,720
131,175    Provident Senior Living *                                           2,157,829
22,300     Redwood Trust, Inc.                                                 1,263,518
                                                                            $ 13,965,280
           Total Real Estate                                                $ 13,965,280
           Software & Services - 6.0 %
           Application Software - 3.4 %
55,000     Advent Software, Inc. *                                          $  1,058,750
49,700     Macrovision Corp. *                                                 1,159,500
207,500    Parametric Technology Co. *                                         1,182,750
101,400    Valueclick, Inc. *                                                  1,341,522
134,100    Wind River Systems *                                                1,682,955
                                                                            $  6,425,477
           Data Processing & Outsourced Services - 0.7 %
82,000     The BISYS Group, Inc. *                                          $  1,260,340
           Home Entertainment Software - 0.8 %
190,150    Plato Learning, Inc. *                                           $  1,389,997
           Internet Software & Services - 0.5 %
100,300    Earthlink, Inc. *                                                $  1,006,009
           Systems Software - 0.6 %
127,500    Borland Software Corp. *                                         $  1,093,950
           Total Software & Services                                        $ 11,175,773
           Technology Hardware & Equipment - 5.6 %
           Networking Equipment - 0.7 %
199,200    Extreme Networks, Inc. *                                         $  1,274,880
           Communications Equipment - 2.6 %
222,300    Arris Group, Inc. *                                              $  1,376,037
68,500     CommScope, Inc. *                                                   1,029,555
75,100     SeaChange International, Inc. * (b)                                 1,233,142
122,400    Symmetricom, Inc. *                                                 1,190,952
                                                                            $  4,829,686
           Computer Storage & Peripherals - 1.1 %
50,200     Intergraph Corp. *                                               $  1,491,442
57,000     Novatel Wireless, Inc. * (b)                                          681,150
                                                                            $  2,172,592
           Electronic Equipment & Instruments - 0.6 %
177,600    Identix, Inc. *                                                  $  1,125,984
           Electronic Manufacturer Services - 0.6 %
111,400    TTM Technologies, Inc. *                                         $  1,047,160
           Total Technology Hardware & Equipment                            $ 10,450,302
           Semiconductors - 2.9 %
           Semiconductor Equipment - 1.4 %
170,200    Axcelis Technologies, Inc. *                                     $  1,271,394
80,700     Photronics, Inc. *                                                  1,210,500
 7,400     PortalPlayer, Inc. * (b)                                              151,922
                                                                            $  2,633,816
           Semiconductors - 1.5 %
148,400    MIPS Technologies, Inc. *                                        $  1,675,435
306,500    SGC Holding Corp. *                                                 1,121,790
                                                                            $  2,797,225
           Total Semiconductors                                             $  5,431,041
           Telecommunication Services - 1.8 %
           Integrated Telecommunication Services - 1.2 %
107,825    Aeroflex, Inc. *                                                 $  1,037,276
100,100    CT Communications, Inc.                                             1,150,149
                                                                            $  2,187,425
           Wireless Telecommunication Services - 0.6 %
144,250    Boston Communications Group, Inc. *                              $  1,115,053
           Total Telecommunication Services                                 $  3,302,478
           Utilities - 2.0 %
           Electric Utilities - 0.5 %
20,600     CH Energy Group, Inc.                                            $    974,380
           Gas Utilities - 1.5 %
36,400     Atmos Energy Corp.                                               $  1,008,280
42,375     People's Energy Corp.                                               1,814,920
                                                                            $  2,823,200
           Total Utilities                                                  $  3,797,580
           TOTAL COMMON STOCKS
           (Cost   $176,703,865)                                            $184,540,124
           Rights/Warrants - 0.1 %
           Oil & Gas Exploration & Production - 0.1%
28,200     Arena Resources Warrants, (8/9/08) *                             $     91,650
           Total Energy                                                     $     91,650
           (Cost   $28,607)                                                 $     91,650

           TOTAL INVESTMENTS IN SECURITIES - 98.4%
           (Cost  $176,732,472)                                             $184,631,774
           OTHER ASSETS AND LIABILITIES - 1.6%                              $  3,007,668
           TOTAL NET ASSETS - 100.0%                                        $187,639,442


   *       Non-income producing security.
 144A      Security is exempt from registration under Rule 144A of the Securities Act of 1933.
           Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2004, the value of these securities amounted to $1,646,515 or 0.9% of total net assets.

  (a)      At 1/31/04, the net unrealized gain on investments based on cost for federal income tax purposes of $176,899,299 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess
               of value over tax cost                                       $        44,530,621

           Aggregate gross unrealized loss for all investments in which there is an excess
                of tax cost over value                                             (36,798,146)

             Net unrealized gain                                            $          7,732,475


  (b)      At January 31, 2004, the following securities were out on loan:

Shares                                 Security                              Market Value
36,180     Bone Care International, Inc. *                                  $  1,023,894
52,920     Century Aluminum Co. *                                              1,318,766
23,693     Cerner Corp. *                                                      1,178,727
50,000     Indevus Pharmaceuticals, Inc. *                                       252,500
 6,525     PortalPlayer, Inc. *                                                  133,958
56,380     SeaChange International, Inc. *                                       925,760
13,850     Selective Insurance Group, Inc.                                       597,905
108,280    Netflix, Inc. *                                                     1,245,220
54,100     Novatel Wireless, Inc. *                                              646,495
27,851     Sunrise Senior Living, Inc. *                                       1,276,411
           Total                                                            $  8,599,636

           The accompanying notes are an integral part of these financial statements.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.